Contingencies and Commitments (Details)			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Vendor D Long-term supply contract USD ($)	Dec. 31, 2014 Vendor D Long-term supply contract CNY	Dec. 31, 2014 "Take or pay" supply agreements CNY	Dec. 31, 2013 "Take or pay" supply agreements CNY	Dec. 31, 2012 "Take or pay" supply agreements CNY	Dec. 31, 2014 "Take or pay" supply agreements Vendor D CNY	Dec. 31, 2013 "Take or pay" supply agreements Vendor D CNY	Dec. 31, 2014 Other Multi-year supply agreements CNY	Dec. 31, 2014 Polysilicon item	Dec. 31, 2014 Silicon wafers item
Supplier contract
Purchase obligations not performed								507,000,000	259,000,000
Purchases made under "take or pay" agreements					1,581,048,000	957,358,000	1,098,601,000
2015	2,974,443,000				2,674,655,000					299,788,000
2016	2,017,101,000				1,634,874,000					382,227,000
2017	1,598,344,000				1,598,344,000
2018	1,561,813,000				1,561,813,000
2019	1,525,283,000				1,525,283,000
Thereafter	761,816,000				761,816,000
Total	10,438,800,000				9,756,785,000					682,015,000
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2015-2017											0	720,000,000
Outstanding supplier advances	441,559,000	753,310,000			561,363,000	732,394,000
Damages sought by supplier			921,000,000
Provision for balance of advance payment made to supplier			$ 10,200,000	63,300,000